Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0001342947
BBH Limited Duration Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BBH LIMITED DURATION FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the BBH Limited Duration Fund (the “Fund”) is to provide maximum total return, consistent with preservation of capital and prudent investment management.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold the Fund’s Class N Shares and Class I Shares.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund’s Class N Shares and Class I Shares to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund’s Class N Shares and Class I Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund’s Class N Shares and Class I Shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in a well-diversified portfolio of durable, performing fixed income instruments. These investments will be primarily focused in asset-backed securities, notes and bonds issued by domestic and foreign corporations and financial institutions and the U.S. Government, government agencies and government guaranteed issuers. The Fund may purchase mortgage-backed securities and sovereign debt when the investment adviser believes that the additional returns from these securities justify the risk of allocations to these asset classes.

The Fund may invest in money market instruments, repurchase agreements, reverse repurchase agreements, commercial paper, derivative instruments, including futures, swaps and options and private placement securities, including Rule 144A and Regulation S securities, to meet its investment objective. The Fund will invest primarily in investment grade securities but may invest in securities rated below investment grade when the investment adviser believes that the additional income from these securities justifies the higher risk.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing in a well-diversified portfolio of durable, performing fixed income instruments. These investments will be primarily focused in asset-backed securities, notes and bonds issued by domestic and foreign corporations and financial institutions and the U.S. Government, government agencies and government guaranteed issuers. The Fund may purchase mortgage-backed securities and sovereign debt when the investment adviser believes that the additional returns from these securities justify the risk of allocations to these asset classes.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are listed and described below. The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

Issuer Risk:

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Credit Risk:

Credit risk refers to the likelihood that an issuer, guarantor, or the counterparty to a derivative contract or repurchase agreement, will default on interest or principal payments. For asset-backed and commercial mortgage-backed securities, there is risk that the impairment of the value of the collateral underlying the security, such as non-payment of loans, will result in a default on interest or principal payments. Credit risk is heightened to the extent the Fund invests in below investment grade securities.

Asset-Backed Securities (“ABS”) Risk:

Credit risk is an important issue in ABS because of the significant credit risks inherent in the underlying collateral and because issuers are primarily private entities. Credit risk arises from losses due to defaults by the borrowers in the underlying collateral or the issuer’s or servicer’s failure to perform. Market risk arises from the cash-flow characteristics of the security, which for many ABS tend to be predictable. The greatest variability in cash flows comes from credit performance, including the presence of early amortization or acceleration features designed to protect the investor if credit losses in the portfolio rise well above expected levels. Interest rate risk arises for the issuer from the relationship between the pricing terms on the underlying collateral and the terms of the rate paid to security holders. ABS also are subject to the risk that a change in interest rates may influence the pace of prepayments of the underlying securities which, in turn, affects yields on an absolute basis. Liquidity risk can arise from increased perceived credit risk. Illiquidity can also become a significant problem if concerns about credit quality, for example, lead investors to avoid the securities issued by the relevant special-purpose entity. Operations risk arises through the potential for misrepresentation of asset quality or terms by the originating institution, misrepresentation of the nature and current value of the assets by the servicer and inadequate controls over disbursements and receipts by the servicer.

Structural risk may arise through investments in ABS with structures (for example, the establishment of various security tranches) that are intended to reallocate the risks entailed in the underlying collateral (particularly credit risk) in ways that give certain investors less credit risk protection (i.e., a lower priority claim on the cash flows from the underlying pool of assets) than others. As a result, such securities have a higher risk of loss as a result of delinquencies or losses on the underlying assets.

Management Risk:

The Fund is actively managed and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

U.S. Government Agency Securities Risk:

Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government has historically provided financial support to U.S. government-sponsored agencies or instrumentalities during times of financial stress, such as the various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation during the credit crisis of 2008, no assurance can be given that it will do so in the future. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Interest Rate Risk:

Interest rate risk refers to the price fluctuation of a bond in response to changes in interest rates. The Fund’s investments in bonds and other fixed income securities will change in value in response to fluctuations in interest rates. In general, fixed-rate bonds with shorter maturities are less sensitive to interest rate movements than those with longer maturities, (i.e. when interest rates increase, bond prices fall). Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) to fall which could result in a decrease of the net asset value (“NAV”) of the Fund. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund’s fixed income investments may be subject to heightened risk associated with rising interest rates given the current historically low interest rate environment.

A rising rate environment may also result in periods of volatility and increased redemptions. As a result of increased redemptions, the Fund may have to liquidate fixed income securities at disadvantageous prices and times, or at a loss, which could adversely affect the performance of the Fund. While the Fund may use futures contracts and futures options to hedge against anticipated changes in interest rates, there can be no guarantee that the Fund will be able to successfully hedge interest rate exposures.

Maturity Risk:

Interest rate risk, as discussed above, will generally affect the price of a fixed income security more if the security has a longer maturity.

Prepayment Risk:

The Fund’s investments are subject to the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities potentially having a lower yield.

Mortgage-Backed Securities Risk:

Borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities. In addition, during periods of falling interest rates mortgage-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. A fund holding mortgage-related securities may exhibit additional volatility during periods of fluctuating interest rates.

Liquidity Risk:

Liquidity risk exists when a particular instrument is difficult to purchase or sell. Size of a transaction or illiquid markets may be factors.

Regulation S Securities Risk:

The Fund may invest in private placement securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. Private placement securities are securities that have not been registered under the applicable securities laws, such as Rule 144A securities, and securities of U.S. and non-U.S. issuers that are issued pursuant to Regulation S. Restricted securities may not be listed on an exchange and may have no active trading market, resulting in the security being deemed illiquid.

Shareholder Concentration Risk:

Asset allocation decisions, particularly large redemptions, made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders may adversely impact remaining Fund shareholders.

Derivatives Risk:

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset or index. Risks of investing in derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Risks include liquidity risk, interest rate risk, market risk, credit risk, risk of mis-pricing or improper valuation and the risk of miscorrelation. The Fund could lose more than the principal amount invested.

Foreign Investment Risk:

Investing in securities of foreign-based companies involves risks not typically associated with investing in securities of companies organized and operated in the United States. These risks include adverse political, social and economic developments abroad, different kinds and levels of market and issuer regulations, and the different characteristics of overseas economies and markets. These factors can make foreign investments more volatile and potentially less liquid than U.S. investments. Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

Investment Risk:

Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

Leverage Risk:

Leverage can result from borrowing or from an investment in reverse repurchase agreements and, in some cases, derivative contracts that may result in leverage to the Fund. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Leveraging is speculative, tends to exaggerate the effect of any increase or decrease in the value of the Fund’s securities and may cause the Fund to be more volatile.

Market Risk:

The price of a security may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation.

Sovereign Debt Risk:

Bonds issued by foreign governments, sometimes referred to as “sovereign” debt, present risks not associated with investments in other types of bonds. The government or agency issuing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency.

Risk, Lose Money	rr_RiskLoseMoney	A shareholder may lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund’s Class I shares from year to year. The table shows how the average annual returns of the Fund’s Class N Shares and Class I Shares for the periods indicated compared to a broad-based market index, as well as to a reference benchmark comprised of related indices. One cannot invest directly in an index.

When you consider this information, please remember that the Fund’s performance (before and after taxes) in past years is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.bbhfunds.com or can be obtained by phone at 1-800-575-1265.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund’s Class I shares from year to year. The table shows how the average annual returns of the Fund’s Class N Shares and Class I Shares for the periods indicated compared to a broad-based market index, as well as to a reference benchmark comprised of related indices.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	1-800-575-1265
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.bbhfunds.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	When you consider this information, please remember that the Fund’s performance (before and after taxes) in past years is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return for Class I Shares (% Per Calendar Year)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Performing Quarter:	1.68% in 3rd quarter of 2010
Lowest Performing Quarter:	(0.53%) in 3rd quarter of 2015

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performing Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performing Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.53%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Through December 31, 2019)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Fund’s performance figures assume that all distributions were reinvested in the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns for Class I Shares will differ from those shown for Class N Shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The Fund’s performance figures assume that all distributions were reinvested in the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns for Class I Shares will differ from those shown for Class N Shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

BBH Limited Duration Fund | Barclays Capital U.S. 1-3 Year Treasury Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	3.59%
5 Years	rr_AverageAnnualReturnYear05	1.39%
10 Years	rr_AverageAnnualReturnYear10	1.23%
BBH Limited Duration Fund | Reference Benchmark (an unmanaged weighted index comprised as follows: 40% Bloomberg Barclays Short-Term Corporate Index; 40% Bloomberg Barclays US Aggregate ABS Index; and 20% Bloomberg Barclays US Treasury Bills Index)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.51%
5 Years	rr_AverageAnnualReturnYear05	1.99%
10 Years	rr_AverageAnnualReturnYear10	1.86%
BBH Limited Duration Fund | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.26%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.51%
Less Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.35%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2021
1 Year	rr_ExpenseExampleYear01	$ 36
3 Years	rr_ExpenseExampleYear03	148
5 Years	rr_ExpenseExampleYear05	270
10 Years	rr_ExpenseExampleYear10	$ 626
1 Year	rr_AverageAnnualReturnYear01	4.29%
5 Years	rr_AverageAnnualReturnYear05	2.25%
10 Years	rr_AverageAnnualReturnYear10	2.12%
BBH Limited Duration Fund | Class N Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.05%
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	1.28%
BBH Limited Duration Fund | Class N Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.53%
5 Years	rr_AverageAnnualReturnYear05	1.29%
10 Years	rr_AverageAnnualReturnYear10	1.28%
BBH Limited Duration Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.26%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.28%
Less Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.28%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2021
1 Year	rr_ExpenseExampleYear01	$ 29
3 Years	rr_ExpenseExampleYear03	90
5 Years	rr_ExpenseExampleYear05	157
10 Years	rr_ExpenseExampleYear10	$ 355
Annual Return 2010	rr_AnnualReturn2010	4.37%
Annual Return 2011	rr_AnnualReturn2011	0.77%
Annual Return 2012	rr_AnnualReturn2012	3.57%
Annual Return 2013	rr_AnnualReturn2013	1.25%
Annual Return 2014	rr_AnnualReturn2014	0.88%
Annual Return 2015	rr_AnnualReturn2015	0.39%
Annual Return 2016	rr_AnnualReturn2016	2.77%
Annual Return 2017	rr_AnnualReturn2017	2.51%
Annual Return 2018	rr_AnnualReturn2018	2.07%
Annual Return 2019	rr_AnnualReturn2019	4.37%
1 Year	rr_AverageAnnualReturnYear01	4.37%
5 Years	rr_AverageAnnualReturnYear05	2.41%
10 Years	rr_AverageAnnualReturnYear10	2.28%

[1]	The investment adviser has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business) for Class N Shares to 0.35%, until March 1, 2021 (the "Expense Limitation Agreement"). The Expense Limitation Agreement may only be terminated during its term with approval of the Fund's Board of Trustees (the "Board").